S000035291 [Member] Annual Fund Operating Expenses - Ariel International Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	1.13%	[1]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.88%	[1]

[1]	Ariel Investments, LLC (“Ariel” or the “Adviser”) has contractually agreed to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit Ariel International Fund’s total annual fund operating expenses to 1.13% of net assets for the Investor Class and 0.88% of net assets for the Institutional Class (the “expense caps”) through January 31, 2027. If the Fund incurs expenses excluded from the reimbursement agreement, the net annual fund operating expenses could exceed the expense caps. No termination of this agreement by either the Fund’s Board of Trustees or the Adviser may be effective until, at the earliest, February 1, 2027.